Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the components of the purchase price for ASG.

Assets
Cash and cash equivalents	$19,401
Accounts receivable	76,435
Inventories	32,851
Prepaid expenses and other current assets	6,142
Deferred income taxes	15,322
Property, plant and equipment	49,470
Other long-term assets	3,610
Less: Liabilities
Current liabilities	(62,869)
Other long-term liabilities	(6,568)

Purchase price	$133,794

Reconciliation of Predecessor's Ending Cash at August 14, 2013 to Successor's Beginning Cash at August 15, 2013

The following table reconciles the Predecessor’s ending cash at August 14, 2013 to the Successor’s beginning cash at August 15, 2013:

Cash at August 14, 2013 (Predecessor):	$22,653
Issuance of common stock	160,750
Issuance of long-term debt, net	465,561
Settlement of Predecessor debt	(369,047)
Settlement of Predecessor equity and option holders	(244,240)
Settlement of transaction and other fees	(19,031)

Cash at August 15, 2013 (Successor)	$16,646

Unaudited Pro Forma Net Sales, Net Income (Loss) and Earnings (Loss) Per Share Data, Calculated under the Premise that Transaction Occurred at the Beginning of the Earliest Period Presented

Unaudited pro forma net sales, net income (loss) and earnings (loss) per share data, calculated under the premise that the acquisitions of IPS, Jet, Chesapeake, Armstrong, Presentation Products and the MDP Transaction occurred at the beginning of the earliest period presented, are as follows:

	For the year ended June 30, 2015	For the year ended June 30, 2014
Net sales	$1,807,513	$1,902,429
Net income (loss)	14,172	(120,420)
Earnings (loss) per share
Basic	.22	(1.94)
Diluted	.22	(1.94)
Weighted average shares outstanding
Basic	61,939,432	61,939,432
Diluted	61,939,432	61,939,432

Transaction Expenses

Transaction expenses are summarized below for the year ended June 30, 2015, for the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and for the year ended June 30, 2013:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
The Transaction	$579	$16,953	$28,354	$—
The Merger	5,138	18,889	—	—
Jet	428	549	—	—
IPS	69	566	—	—
Armstrong	202	—	—	—
ASG	4,861	—	—	—
Presentation Products	257	—	—	—
Other transaction related expenses	2,096	1,887	16	3,080

Transaction expenses	$13,630	$38,844	$28,370	$3,080

Multi Packaging Solutions Inc., | MDP
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed

The allocation of the purchase price to the fair value of assets acquired and liabilities assumed is as follows:

Assets
Cash and cash equivalents	$16,646
Accounts receivable	70,985
Inventories	51,668
Prepaid expenses and other current assets	5,878
Deferred income taxes	3,438
Property, plant and equipment	147,845
Other assets	4,588
Intangible assets	229,052
Goodwill	269,084

Less: Liabilities
Current liabilities	(70,122)
Deferred income taxes	(73,678)
Other long-term liabilities	(8,635)

Purchase price	$646,749

Chesapeake Finance 2, Ltd. ("CF2")
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed

The allocation of the purchase price to the fair value of the assets and liabilities assumed is as follows:

Assets
Cash and cash equivalents	$35,175
Accounts receivable	107,246
Inventories	90,001
Prepaid expenses and other current assets	16,532
Deferred income taxes	10,730
Property, plant and equipment	290,528
Other assets	1,847
Intangible assets	261,748
Goodwill	201,632

Less: Liabilities
Current liabilities	(168,259)
Debt	(487,781)
Deferred income taxes	(57,125)
Other long-term liabilities	(28,015)

Purchase price	$274,259

JLI Acquisition, Inc. ("Jet")
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed

The allocation of the purchase price to the fair value of the assets and liabilities assumed is as follows:

Assets
Cash and cash equivalents	$334
Accounts receivable	6,971
Inventories	6,486
Prepaid expenses and other current assets	317
Deferred income taxes	402
Property, plant and equipment	10,055
Intangible assets	12,630
Goodwill	11,609

Less: Liabilities
Current liabilities	(6,682)
Deferred income taxes	(5,822)
Other long-term liabilities	(6)

Purchase price	$36,294

Integrated Printing Solutions, LLC ("IPS")
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed

The allocation of the purchase price to the fair value of the assets and liabilities assumed is as follows:

Assets
Cash and cash equivalents	$928
Accounts receivable	4,005
Inventories	1,788
Prepaid expenses and other current assets	292
Property, plant and equipment	6,906
Intangible assets	5,560
Goodwill	5,197

Less: Liabilities
Current liabilities	(6,521)
Other long-term liabilities	(147)
Non-controlling interest	(3,300)

Purchase price	$14,708

Armstrong Packaging Limited ("Armstrong")
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed

The preliminary allocation of the purchase price to the fair value and related tax effects of the assets and liabilities assumed pending finalization of, but not limited to, tangible and intangible assets is as follows:

Assets
Cash and cash equivalents	$3,866
Accounts receivable	2,986
Inventories	2,844
Prepaid expenses and other current assets	352
Property, plant and equipment	1,474
Other long-term assets	125
Goodwill	3,446

Less: Liabilities
Current liabilities	(2,346)

Preliminary purchase price	$12,747

Presentation Products Group
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed

The preliminary allocation of the purchase price to the fair value and related tax effects of the assets and liabilities assumed pending finalization of, but not limited to, tangible and intangible assets is as follows:

Assets
Cash and cash equivalents	$1,621
Accounts receivable	7,355
Inventories	7,947
Prepaid expenses and other current assets	807
Property, plant and equipment	1,259
Intangibles	6,973
Goodwill	2,664

Less: Liabilities
Current liabilities	(7,496)
Other long-term liabilities	(5,515)

Preliminary purchase price	$15,615

AGI Shorewood
Allocation of Purchase Price to Fair Value of Assets Acquired and Liabilities Assumed

The preliminary allocation of the purchase price to the fair value and related tax effects of the assets and liabilities assumed pending finalization of, but not limited to, tangible and intangible assets is as follows:

Assets
Cash and cash equivalents	$19,401
Accounts receivable	76,435
Inventories	33,312
Prepaid expenses and other current assets	6,795
Deferred income taxes	15,256
Property, plant and equipment	49,683
Other long-term assets	3,610

Less: Liabilities
Current liabilities	(64,130)
Other long-term liabilities	(6,568)

Preliminary purchase price	$133,794